Supplemental Cash Flow Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Additions to theatre properties and equipment included in accounts payable	$ 6,735	$ 4,685	$ 18,512